Related Parties (Details) - Schedule of transactions and balances with related parties - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses:
Payroll and related expenses (C)	[1]	$ 98,006	$ 92,181	$ 196,012	$ 152,972	$ 372,039	$ 337,633
General and administrative expenses		$ 98,006	$ 92,181	$ 196,012	$ 152,972	$ 372,039	$ 337,633

[1]	On October 24, 2018, the Company signed three employment agreement with each of its CEO and Co-Founder, CFO and Co-Founder and its BD and Co-Founder, according to which each of the above is entitled to a salary of NIS 25,000 per month and related social benefits. Commencing 2020 the related parties did not withdraw the full amounts entitled to under the above agreements.